INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets, Net

	December 31,
	2021	2020
Finite-lived intangible assets:
Internal-use software	$4,207	$4,038
Less: accumulated amortization	(1,430)	(33)

	$2,777	$4,005

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	As of December 31, 2021, the estimated future amortization expenses of internal-use software are as follows:

Year ending December 31,
2022	$1,402
2023	1,369
2024	6

$2,777